Employee Benefit Plans (Net Periodic Costs (Assumptions) (Details)	Jan. 31, 2019	Jan. 01, 2019	Jan. 01, 2018	Jan. 01, 2017
Defined Benefit Plan Disclosure [Line Items]
Rate of compensation increase (average)		3.50%	3.50%	3.50%
Assumed health care cost trend rate - Initial trend		6.50%	6.75%	7.00%
Assumed health care cost trend rate - Ultimate trend		5.00%	5.00%	5.00%
Assumed health care cost trend rate - Year ultimate trend reached		2025	2025	2025
Expected long-term return on plan assets		5.75%	6.00%	6.38%
Qualified Pension
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.15%	4.30%	3.60%	4.00%
Nonqualified Pension
Defined Benefit Plan Disclosure [Line Items]
Discount rate		4.15%	3.45%	3.80%
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Discount rate		4.20%	3.55%	3.90%